Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	$ 5,147,971	$ 5,109,212
Accumulated amortization	(1,292,106)	(830,553)
Net book value	3,855,865	4,278,659
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	4,090,393	4,076,435
Order backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	541,302	536,934
Trade names & brands
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	204,653	204,621
Patient database
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	170,366	170,238
Technology assets
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	$ 141,257	$ 120,984